Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
Note 10 - Commitments and Contingencies

A.	Royalty commitments

The Company is obligated to pay royalties to the Government of Israel and the Korea Israel Industrial Research and Development Foundation on revenues from product sales related to research and development, which was undertaken with Government grants and other grants. Since January 1, 1997, royalty rates are 2% to 5%. The royalty rates applicable for the Company's research and development projects are 2% - 3.5%, except for one project that took place in the period July 1, 1997 - January 31, 2000, where the royalty rate is 4%.

Royalties are payable from the commencement of sales of each of these products until the cumulative amount of the royalties paid equals 100% of the dollar linked amounts of the grants received, without interest for projects approved prior to December 31, 2000 and with LIBOR interest for amounts received after that date.

The Company's total outstanding obligation in respect of royalty-bearing participations received or accrued, net of royalties paid or accrued before interest, amounted to approximately US$ 2,960 thousand as at December 31, 2011 (US$ 2,960 thousand as at December 31, 2010).

B.            Lease commitments

The premises and facilities occupied by the Company are leased under various operating lease agreements. Furthermore, the Company has entered into several operating lease agreements for motor vehicles in Israel.

The agreements are in New Israeli Shekel (NIS) or in NIS, linked to the Israeli Consumer Price Index.

The minimum future rental payments under the above leases at exchange rates in effect on December 31, 2011, are as follows:

US$ thousands
Year ended December 31
2012	617
2013	157
2014 and on	82

Rental expenses under the lease agreements for the years ended December 31, 2009, 2010 and 2011 were US$ 514 thousand, US$ 542 thousand and US$ 632 thousand, respectively.

C.            Credit line

The Company has one line of credit provided to it by a bank (approximately US$ 157 thousand). The bank is allowed to cancel or change the line of credit with no early notice.

As at December 31, 2011, this credit line has not been used.